Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
As a rate regulated utility company, the Company’s effective tax rate excludes temporary differences that are recoverable in future rates charged to customers. Income tax expense differs from the amount that would have been recorded using the combined Canadian federal and Ontario statutory income tax rate. The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2019	2018

Income before income tax expense	1,009	908
Income tax expense at statutory rate of 26.5% (2018 - 26.5%)	267	241

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization[1]	(105)	(68)
Impact of tax deductions from deferred tax asset sharing[2]	(60)	(68)
Overheads capitalized for accounting but deducted for tax purposes	(21)	(20)
Interest capitalized for accounting but deducted for tax purposes	(13)	(14)
Pension and post-retirement benefit contributions in excess of pension expense	(11)	(11)
Environmental expenditures	(7)	(6)
Other	1	(9)
Net temporary differences	(216)	(196)
Net permanent differences	—	3
Write-off of unregulated deferred income tax asset (Note 12)	—	885
Total income tax expense	51	933

Effective income tax rate	5.1%	102.8%
[1] Included in current period’s amount is the accelerated tax depreciation of up to three times the first-year rate for certain eligible capital investments acquired after November 20, 2018 and placed in-service before January 1, 2028, as introduced in the 2019 federal and Ontario budgets and enacted in the second quarter of 2019.
[2] Impact of tax deductions from deferred tax sharing represents the OEB’s prescribed allocation to ratepayers of the net deferred tax asset that originated from the transition from the payments in lieu of tax regime under the Electricity Act, 1998 (Ontario) to tax payments under the federal and provincial tax regime.
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2019	2018
Current income tax expense	28	24
Deferred income tax expense	23	909
Total income tax expense	51	933
Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities that are expected to be included in the rate-setting process are offset by regulatory assets and liabilities to reflect the anticipated recovery or disposition of these balances within future electricity rates. Deferred income tax assets and liabilities arise from differences between the tax basis and the carrying amounts of the assets and liabilities. At December 31, 2019 and 2018, deferred income tax assets and liabilities consisted of the following:

December 31 (millions of dollars)	2019	2018
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	633	523
Non-depreciable capital property	271	271
Non-capital losses	288	263
Pension obligations	405	197
Investment in subsidiaries	95	86
Tax credit carryforwards	92	71
Environmental expenditures	51	59
Depreciation and amortization in excess of capital cost allowance	4	5
Other	18	24
	1,857	1,499
Less: valuation allowance	(375)	(366)
Total deferred income tax assets	1,482	1,133

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	377	9
Regulatory amounts that are not recognized for tax purposes	495	188
Goodwill	10	10
Other	18	17
Total deferred income tax liabilities	900	224

Net deferred income tax assets	582	909

The net deferred income tax assets are presented on the Consolidated Balance Sheets as follows:

December 31 (millions of dollars)	2019	2018
Long-term:
Deferred income tax assets	643	964
Deferred income tax liabilities	(61)	(55)
Net deferred income tax assets	582	909

The valuation allowance for deferred tax assets as at December 31, 2019 was $375 million (2018 - $366 million). The valuation allowance primarily relates to temporary differences for non-depreciable assets and investments in subsidiaries. As of December 31, 2019 and 2018, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2019	2018
2034	2	2
2035	220	220
2036	549	549
2037	121	121
2038	5	99
2039	187	—
Total losses	1,084	991